COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA-K

Supplement dated December 31, 2015 to the Prospectuses (the “Prospectus”)

and Statements of Additional Information (the “SAI”) dated May 1, 2015 for

Exec Annuity Plus 91, Exec Annuity 93 and Advantage Variable Annuity Contracts

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Effective December 31, 2015, Forethought Distributors, Inc., a corporation organized and existing under the laws of the State of Delaware (“Distributor” or “Underwriter”), will replace its’ affiliate Epoch Securities, Inc. (“Epoch” or “Distributor”) as principal underwriter and general distributor for the Contracts without any impact to the contract holders.  Forethought Distributors, LLC is located at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

Throughout the Prospectus and Statement of Additional Information, any references to Epoch Securities, Inc. and 132 Turnpike Rd, Suite 210, Southborough, MA 01772 as principal underwriter or general distributor of the Contracts shall be deleted and be replaced by Forethought Distributors, LLC and 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

If you should have any questions, please call 1-800-533-7881 for assistance.  This Supplement should be retained with your Prospectus for future reference.

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CwA Exec Annuity Plus 91 and 93 and CwA Advantage